File No. 333-129005
                                         Filed pursuant to Rule 497(e) under the
                                                          Securities Act of 1933


                                                               September 9, 2009

        Supplement to the December 31, 2008 Class A, Class B and Class C Shares Prospectus and Class Y Shares Prospectus, as may be amended, for

                          Pioneer Research Growth Fund

Effective April 1, 2009, Pioneer Research Growth Fund was renamed Pioneer Disciplined Growth Fund. All references to Pioneer Research Growth Fund throughout this prospectus are replaced with Pioneer Disciplined Growth Fund.

The fund does not currently offer Class B shares. The fund may offer Class B shares in the future.


                                                                   22976-01-0909
                                        (C) 2009 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC